CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) shares in Thousands, $ in Thousands	Issued Capital [Member]	Equity Reserves [Member]	Accumulated Other Comprehensive Loss [Member]	Deficit [Member]	Non-controlling interest [Member]	Total
Balance, beginning of the year (Cost) at Dec. 31, 2021	$ 415,982	$ 17,814	$ (118,772)	$ (49,327)	$ 0	$ 265,697
Balance, beginning of the year (Shares) at Dec. 31, 2021	64,727					64,727
Share-based payments		2,372				$ 2,372
Exercise of warrants	$ 124	(34)				$ 90
Exercise of warrants (Shares)	10					10
Exercise of stock options	$ 320	(133)				$ 187
Exercise of stock options (Shares)	36					36
Exercise of restricted share units	$ 1,308	(1,308)
Exercise of restricted share units (Shares)	106					106
Expiry of warrants		(4,573)		4,573
Share repurchase	$ (6,088)					$ (6,088)
Share repurchase (Shares)	(873)					(873)
Sale of non-controlling interest				(2,022)	9,937	$ 7,915
Currency translation adjustment			6,607			6,607
Net loss for the year				(1,451)	(775)	(2,226)
Balance, end of the year (Cost) at Dec. 31, 2022	$ 411,646	14,138	(112,165)	(48,227)	9,162	$ 274,554
Balance, end of the year (Shares) at Dec. 31, 2022	64,006					64,006
Share-based payments		(846)		484		$ (362)
Exercise of warrants	$ 0	(78)		78
Exercise of warrants (Shares)	0
Exercise of stock options	$ 0
Exercise of stock options (Shares)	0
Exercise of restricted share units	$ 649	(649)
Exercise of restricted share units (Shares)	45					45
Expiry of stock options		(365)		365
Share repurchase	$ 0
Share repurchase (Shares)	0
Currency translation adjustment			13,965			$ 13,965
Net loss for the year				(30,343)	(2,015)	(32,358)
Balance, end of the year (Cost) at Dec. 31, 2023	$ 412,295	$ 12,200	$ (98,200)	$ (77,643)	$ 7,147	$ 255,799
Balance, end of the year (Shares) at Dec. 31, 2023	64,051					64,051